CONVERTIBLE REDEEMABLE PREFERRED SHARES - Key Terms (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Value of the Company	$ 4,000,000,000			$ 8,500,000,000
Gross proceeds	200,000,000			$ 425,000,000
Modification of Preferred Shares	$ 261,500,000	$ 261,472
Noncumulative dividend percentage		8.00%
Liquidation rights percentage		150.00%
Issuance Costs		$ 9,442,000	$ 9,442,000
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption percentage	100.00%
Redemption interest percentage	5.00%
Issuance Costs		200,000
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs		400,000
Series B+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs		400,000
Series B2 Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs		200,000
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs		2,000,000
Series C+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Modification of Preferred Shares		119,430,000
Issuance Costs		100,000
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Modification of Preferred Shares		142,042,000
Issuance Costs		$ 500,000
Series C+ and Series D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Initial conversion price	$ 10.7134
Series B, B+, B2, C, C+, D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption percentage	100.00%
Redemption interest percentage	8.00%